SUPPLEMENTAL FINANCIAL INFORMATION Company (Condensed Consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 1,690	$ 1,193
Net Cash Provided by (Used in) Investing Activities [Abstract]
Additions to property, plant and equipment	(2,162)	(1,529)
Purchase of investments subject to significant influence, inclusive of acquisition costs	(49)	(213)
Other investing activities	21	(19)
Net cash provided by (used in) investing activities	(2,190)	(1,761)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	99	(31)
Proceeds from (Repayments of) Short-term Debt	129	383
Proceeds from Issuance of Long-term Debt	1,055	129
Retirement of long-term debt	(757)	(453)
Proceeds from Long-term Lines of Credit	321	230
Issuance of common and preferred stock, net of issuance costs	301	682
Dividends on common and preferred stock	382	315
Proceeds from (Payments for) Other Financing Activities	(32)	(32)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	344	593
Cash and Cash Equivalents, Period Increase (Decrease)	(131)	12
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Investing Activities [Abstract]
Additions to property, plant and equipment	0	13
Purchase of investments subject to significant influence, inclusive of acquisition costs	0	0
Other investing activities	572	1,098
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	0	0
Proceeds from Issuance of Long-term Debt	(194)	13
Retirement of long-term debt	0	(15)
Proceeds from Long-term Lines of Credit	110	9
Issuance of common and preferred stock, net of issuance costs	(446)	1,898
Dividends on common and preferred stock	(348)	(314)
Proceeds from (Payments for) Other Financing Activities	(123)	(376)
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0
Beginning Balance	0	0
Ending Balance	0	0
Parent Company [Member]
Net Cash Provided by (Used in) Investing Activities [Abstract]
Additions to property, plant and equipment	(9)	5
Purchase of investments subject to significant influence, inclusive of acquisition costs	0	0
Other investing activities	(489)	742
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	0	0
Proceeds from Issuance of Long-term Debt	0	0
Retirement of long-term debt	0	0
Proceeds from Long-term Lines of Credit	136	(30)
Issuance of common and preferred stock, net of issuance costs	301	682
Dividends on common and preferred stock	382	315
Proceeds from (Payments for) Other Financing Activities	0	290
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	(4)	1
Cash and Cash Equivalents, Period Increase (Decrease)	(256)	76
Beginning Balance	276	200
Ending Balance	20	276
Subsidiary Issuer [Member]
Net Cash Provided by (Used in) Investing Activities [Abstract]
Additions to property, plant and equipment	0	0
Purchase of investments subject to significant influence, inclusive of acquisition costs	0	0
Other investing activities	0	26
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	0	0
Proceeds from Issuance of Long-term Debt	0	0
Retirement of long-term debt	0	0
Proceeds from Long-term Lines of Credit	0	0
Issuance of common and preferred stock, net of issuance costs	0	0
Dividends on common and preferred stock	0	0
Proceeds from (Payments for) Other Financing Activities	0	0
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	2	(3)
Cash and Cash Equivalents, Period Increase (Decrease)	37	(7)
Beginning Balance	21	28
Ending Balance	58	21
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Investing Activities [Abstract]
Additions to property, plant and equipment	(1,687)	1,031
Purchase of investments subject to significant influence, inclusive of acquisition costs	(16)	0
Other investing activities	3	5
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	(162)	365
Proceeds from Issuance of Long-term Debt	1,174	147
Retirement of long-term debt	(716)	413
Proceeds from Long-term Lines of Credit	(103)	59
Issuance of common and preferred stock, net of issuance costs	319	134
Dividends on common and preferred stock	37	29
Proceeds from (Payments for) Other Financing Activities	0	96
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	9	1
Cash and Cash Equivalents, Period Increase (Decrease)	50	(18)
Beginning Balance	54	72
Ending Balance	104	54
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Investing Activities [Abstract]
Additions to property, plant and equipment	(466)	480
Purchase of investments subject to significant influence, inclusive of acquisition costs	(33)	213
Other investing activities	(65)	(1,852)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Change in short-term debt, net	0	(13)
Proceeds from Issuance of Long-term Debt	75	(31)
Retirement of long-term debt	(41)	55
Proceeds from Long-term Lines of Credit	178	192
Issuance of common and preferred stock, net of issuance costs	127	(2,032)
Dividends on common and preferred stock	311	285
Proceeds from (Payments for) Other Financing Activities	91	(42)
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	18	(12)
Cash and Cash Equivalents, Period Increase (Decrease)	38	(39)
Beginning Balance	152	191
Ending Balance	$ 190	$ 152